Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS OTHER THAN GOODWILL.
Summary of Intangible Assets

The balances of this caption as of December 31, 2025, December 31, 2024, and January 1, 2024, are presented below:

	As of December 31,		As of January 01,
	2025	2024	2024
Classes of Intangible Assets, Gross	ThUS$	ThUS$	ThUS$
Intangible Assets, Gross	522,036	478,196	406,992
Development Costs	9,907	10,596	—
Easements and water rights	20,332	18,638	15,362
Concessions	83,211	83,400	82,356
Patents, registered trademarks and other rights	4,462	2,172	1,932
Software licenses	258,858	200,930	183,000
Intangible assets in development	133,499	149,996	113,067
Other Identifiable Intangible Assets	11,069	11,084	10,939
Contract costs	698	1,380	336

	As of December 31,		As of January 01,
	2025	2024	2024
Classes of Intangible Assets, Amortization and Impairment	ThUS$	ThUS$	ThUS$
Accumulated Amortization and Impairment, Total	(229,246)	(183,805)	(184,663)
Development Costs	(2,660)	(907)	—
Easements and water rights	(5,820)	(5,788)	(5,871)
Concessions	(25,586)	(23,074)	(20,559)
Patents, registered trademarks and other rights	(2,287)	(1,214)	(1,178)
Software licenses	(189,722)	(149,418)	(153,746)
Other Identifiable Intangible Assets	(2,868)	(2,876)	(3,238)
Contract costs	(303)	(528)	(71)

	As of December 31,		As of January 01,
	2025	2024	2024
Classes of Intangible Assets, Net	ThUS$	ThUS$	ThUS$
Intangible Assets, Net	292,790	294,391	222,329
Development Costs	7,247	9,689	—
Easements and water rights	14,512	12,850	9,491
Concessions	57,625	60,326	61,797
Patents, registered trademarks and other rights	2,175	958	754
Software licenses	69,136	51,512	29,254
Intangible assets in development	133,499	149,996	113,067
Other Identifiable Intangible Assets	8,201	8,208	7,701
Contract costs	395	852	265

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

	Development Costs	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Intangible assets in development	Other Identifiable Intangible Assets	Contract Costs	Intangible Assets, Net
Movements in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2025	9,689	12,850	60,326	958	51,512	149,996	8,208	852	294,391
Movements in identifiable intangible assets
Increases other than from business combinations	—	—	—	—	—	27,660	—	—	27,660
Increase (decrease) from foreign currency translation differences	—	301	—	20	3,925	3,442	(25)	60	7,723
Amortization (1)	(2,598)	—	(2,469)	(783)	(29,207)	—	—	(519)	(35,576)
Increases (decreases) from transfers and other Movements	(709)	1,344	2,505	1,882	42,845	(47,867)	—	—	—
Increases (decreases) from transfers	(709)	1,344	2,505	1,882	42,845	(47,867)	—	—	—
Argentina Hyperinflation Effect	—	—	—	—	—	—	1	—	1
Increase (decrease)	865	17	(2,737)	98	61	268	17	2	(1,409)
Total Movements in identifiable intangible assets	(2,442)	1,662	(2,701)	1,217	17,624	(16,497)	(7)	(457)	(1,601)
Closing balance as of December 31, 2025	7,247	14,512	57,625	2,175	69,136	133,499	8,201	395	292,790

	Development Costs	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Intangible assets in development	Other Identifiable Intangible Assets	Contract Costs	Intangible Assets, Net
Movements in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2024	—	9,492	61,797	754	29,254	113,066	7,701	265	222,329
Movements in identifiable intangible assets
Increases other than from business combinations	—	—	101	—	8,221	95,509	—	—	103,831
Increase (decrease) from foreign currency translation differences	(20)	(553)	91	(107)	(4,918)	(9,992)	259	(65)	(15,305)
Amortization (1)	(908)	—	(2,469)	(187)	(19,465)	—	(17)	(491)	(23,537)
Increases (decreases) from transfers and other Movements	—	—	—	754	38,425	(40,322)	—	1,143	—
Increases (decreases) from transfers	—	—	—	754	38,425	(40,322)	—	1,143	—
Argentina Hyperinflation Effect	—	—	—	—	—	—	7	—	7
Increase (decrease)	10,617	3,911	806	(256)	(5)	(8,265)	258	—	7,066
Total Movements in identifiable intangible assets	9,689	3,358	(1,471)	204	22,258	36,930	507	587	72,062
Closing balance as of December 31, 2024	9,689	12,850	60,326	958	51,512	149,996	8,208	852	294,391

(3)	See Note 31.a)